Shares-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Shares Based Compensation
8. SHARE-BASED COMPENSATION
On June 22, 2018, the Board of Directors of the Company approved and adopted the 2018 Share Incentive Plan (the “2018 Plan”), under which the Company reserves 11,733,506 ordinary shares to motivate employees of the Group. On June 25, 2019, the Board of Directors of the Company approved the reservation of additional 15,000,000 ordinary shares for issuance under the 2018 Plan.
 On June 16, 2020, the Board of Directors of the Company approved the reservation of additional 15,000,000 ordinary shares for issuance under the 2018 Plan.
Under the 2018 plan, the options are generally subject to a four year service schedule, under which an employee earns an entitlement to vest 25% of his/her option at the end of each year of complete service.
The Company granted 4,873,822, 19,252,381, 2,607,303
,
15,000,000
and 116,000 stock options to its employees in June 2018, June 2019, December 2019, June 2020 and August 2020, respectively
. Stock options granted to employees will be exercisable upon the Company’s completion of IPO and shall be forfeited at the time the employee terminates of cause and breaches of the employees’ obligations, three months after termination of employment of the employee or twelve months after employee terminates of death or disability. The exercise price is US$0.10, US$0.18, US$0.22 or US$0.35 for these stock options granted. The options have a contractual term of ten years.

A summary of the share options activities for the years ended December 31, 2020 is presented below
:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$

Outstanding at January 1, 2020	26,733,506	0.19	8.50	100,101,256

Granted	15,116,000	0.35
Forfeited	(136,000)	0.10
Outstanding at December 31, 2020	41,713,506	0.25	8.78	587,342,349

Vested and expect to be vested as of December 31, 2020	41,713,506	0.25	8.78	587,342,349
Exercisable as of December 31, 202 0	8,669,543	0.19	8.16	122,626,494
The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2018	2019	2020
Risk-free rate of return (per annum)	2.9%	1.9%-2.0%	0.70%
Volatility	57.10%	55%-56.2%	56.60%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	0.35	3.02-3.94	5.12
Expected term	10	10	10
The estimated fair values of the underlying ordinary shares at the grant date was estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value, and then allocated the enterprise value between the ordinary shares and preferred shares. The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.
The weighted average grant date fair value of the share options for the years ended December 31, 2018, 2019 and 2020 was US$0.26, US$2.96 and US$4.78,
respectively. Since the exercisability is dependent upon the completion of an initial public offering of the Company, no compensation expense relating to the options was recorded for the years ended December 31, 2018 and 2019. For the year ended December 31, 2020, the Company recognized
US$60,805,483

share-based compensation expenses.
As of December 31, 2020, US$76,830,482

of total unrecognized compensation expense related to
non-vested
share options is expected to be recognized over a weighted average period of approximately 1.14 years.